Employee Benefit Plans (Pension Plans) (Fair Value Tables) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2016		Dec. 31, 2015
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		$ 31,011
Ending Balance, Plan Assets		30,555		$ 31,011
Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		13,921
Ending Balance, Plan Assets		13,570		13,921
Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		6,486
Ending Balance, Plan Assets		5,210		6,486
Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		8,964
Ending Balance, Plan Assets		9,936		8,964
Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,347		1,120
Realized gains (losses)		65		(1)
Unrealized gains relating to instruments still held in the reporting period		23		147
Purchases, sales and settlements, net		(28)		81
Ending Balance, Plan Assets		1,407		1,347
Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		5,884
Ending Balance, Plan Assets		4,685		5,884
Global Equities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		5,884
Ending Balance, Plan Assets		4,682		5,884
Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		3		0
Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Global Equity Commingled Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	779
Ending Balance, Plan Assets	[1]	367		779
Global Equity Commingled Funds [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Global Equity Commingled Funds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Global Equity Commingled Funds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	779
Ending Balance, Plan Assets	[1]	367		779
Global Equity Commingled Funds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[1]	0
Ending Balance, Plan Assets	[1]	0		0
Enhanced Global Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	853
Ending Balance, Plan Assets	[2]	1,662		853
Enhanced Global Equities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	0
Ending Balance, Plan Assets	[2]	0		0
Enhanced Global Equities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	237
Ending Balance, Plan Assets	[2]	168		237
Enhanced Global Equities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	616
Ending Balance, Plan Assets	[2]	1,494		616
Enhanced Global Equities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[2]	0
Ending Balance, Plan Assets	[2]	0		0
Global Equity Funds at net asset value [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	6,475
Ending Balance, Plan Assets	[3]	7,090		6,475
Global Equity Funds at net asset value [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	6,475
Ending Balance, Plan Assets	[3]	7,090		6,475
Global Equity Funds at net asset value [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Global Equity Funds at net asset value [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Global Equity Funds at net asset value [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Private Equities
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	1,517
Ending Balance, Plan Assets	[3],[4]	1,361		1,517
Private Equities | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	1,335
Ending Balance, Plan Assets	[3],[4]	1,239		1,335
Private Equities | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	0
Ending Balance, Plan Assets	[3],[4]	0		0
Private Equities | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[4]	0
Ending Balance, Plan Assets	[3],[4]	0		0
Private Equities | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		182	[3],[4]	145
Realized gains (losses)		46		3
Unrealized gains relating to instruments still held in the reporting period		5		42
Purchases, sales and settlements, net		(111)		(8)
Ending Balance, Plan Assets	[3],[4]	122		182
Governments [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		418
Ending Balance, Plan Assets		314		418
Governments [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Governments [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		365
Ending Balance, Plan Assets		260		365
Governments [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		53
Ending Balance, Plan Assets		54		53
Governments [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		7,013
Ending Balance, Plan Assets		7,637		7,013
Corporate Bonds [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Corporate Bonds [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Corporate Bonds [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		7,013
Ending Balance, Plan Assets		7,637		7,013
Corporate Bonds [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		0
Ending Balance, Plan Assets		0		0
Fixed Income Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	2,992
Ending Balance, Plan Assets	[3]	2,788		2,992
Fixed Income Securities [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	2,992
Ending Balance, Plan Assets	[3]	2,788		2,992
Fixed Income Securities [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Fixed Income Securities [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Fixed Income Securities [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3]	0
Ending Balance, Plan Assets	[3]	0		0
Real Estate [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	2,254
Ending Balance, Plan Assets	[3],[5]	1,815		2,254
Real Estate [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	1,079
Ending Balance, Plan Assets	[3],[5]	513		1,079
Real Estate [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	0
Ending Balance, Plan Assets	[3],[5]	0		0
Real Estate [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[5]	10
Ending Balance, Plan Assets	[3],[5]	17		10
Real Estate [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		1,165	[3],[5]	975
Realized gains (losses)		19		(4)
Unrealized gains relating to instruments still held in the reporting period		18		105
Purchases, sales and settlements, net		83		89
Ending Balance, Plan Assets	[3],[5]	1,285		1,165
Other [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	2,040
Ending Balance, Plan Assets	[3],[6]	2,108		2,040
Other [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	1,706
Ending Balance, Plan Assets	[3],[6]	1,819		1,706
Other [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	0
Ending Balance, Plan Assets	[3],[6]	0		0
Other [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	334
Ending Balance, Plan Assets	[3],[6]	289		334
Other [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[6]	0
Ending Balance, Plan Assets	[3],[6]	0		0
Cash & Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	493
Ending Balance, Plan Assets	[3],[7]	296		493
Cash & Cash Equivalents [Member] | Not Subject to Leveling [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	334
Ending Balance, Plan Assets	[3],[7]	121		334
Cash & Cash Equivalents [Member] | Quoted price in active markets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	0
Ending Balance, Plan Assets	[3],[7]	100		0
Cash & Cash Equivalents [Member] | Significant other observable inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	159
Ending Balance, Plan Assets	[3],[7]	75		159
Cash & Cash Equivalents [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[3],[7]	0
Ending Balance, Plan Assets	[3],[7]	0		0
Subtotal [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets		30,718
Ending Balance, Plan Assets		30,123		30,718
Other Assets & Liabilities [Member]
Defined Benefit Plan Disclosure [Line Items]
Beginning Balance, Plan Assets	[8]	293
Ending Balance, Plan Assets	[8]	$ 432		$ 293

[1]	Represents commingled funds that invest primarily in common stocks.
[2]	Represents enhanced equity separate account and commingled fund portfolios. A portion of the portfolio may include long-short market neutral and relative value strategies that invest in publicly traded, equity and fixed income securities, as well as derivatives of equity and fixed income securities and foreign currency.
[3]	In accordance with ASU 2015-07, Fair Value Measurement (Topic 820), certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented for the total pension benefits plan assets.
[4]	Represents limited partner investments with general partners that primarily invest in debt and equity.
[5]	Represents investments in real estate including commingled funds and directly held properties.
[6]	Represents insurance contracts and global balanced risk commingled funds consisting mainly of equity, bonds and some commodities.
[7]	Represents short-term commercial paper, bonds and other cash or cash-like instruments.
[8]	Represents trust receivables and payables that are not leveled.